Revenue (Tables)	6 Months Ended
Sep. 30, 2025
Revenue [Abstract]
Schedule of Disaggregated Revenue

A summary of the Company’s revenue disaggregated by major service lines and timing of revenue recognition of the years ended September 30, 2024 and 2025, respectively, are as follow:

	Six months ended September 30,
	2025	2024
	US$	US$
Sales of finished goods	10,677,578	12,048,933
Sales for tooling	208,803	361,557

Total	10,886,381	12,410,490

Schedule of Revenue by Geographical Areas	Summarized financial information concerning our geographic segments is shown in the following tables:
	Six months ended September 30,
	2025	2024
	US$	US$
United States of America	6,057,749	10,525,541
United Kingdom	977,436	1,021,999
Europe	3,851,196	695,628
Others	-	167,321

Total	10,886,381	12,410,490